Provisions - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 51.8
Additional provision in the period	2.1
Release of provision	(2.9)
Utilization of provision	(13.2)
Foreign exchange	0.8
Other provisions at end of period	38.6
Current	35.7	€ 45.7
Non-current	2.9	6.1
Provisions	38.6	€ 51.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	12.9
Additional provision in the period	1.1
Release of provision	(0.2)
Utilization of provision	(7.0)
Foreign exchange	0.1
Other provisions at end of period	6.9
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	6.6
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	6.6
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	32.3
Additional provision in the period	1.0
Release of provision	(2.7)
Utilization of provision	(6.2)
Foreign exchange	0.7
Other provisions at end of period	€ 25.1